                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8460
                                  ---------------------------------------------

             MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                           SEMI-ANNUAL REPORT

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                                                           JUNE 30, 2004

DIRECTORS
CHARLES A. FIUMEFREDDO       JOSEPH J. McALINDEN
MICHAEL BOZIC                VICE PRESIDENT
EDWIN J. GARN
WAYNE E. HEDIEN              BARRY FINK
JAMES F. HIGGINS             VICE PRESIDENT
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS             STEFANIE V. CHANG
MICHAEL NUGENT               VICE PRESIDENT
FERGUS REID
                             AMY R. DOBERMAN
OFFICERS                     VICE PRESIDENT
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD        JAMES W. GARRETT
                             TREASURER AND CHIEF   [MORGAN STANLEY LOGO]
MITCHELL M. MERIN            FINANCIAL OFFICER
PRESIDENT
                             MICHAEL J. LEARY
RONALD E. ROBISON            ASSISTANT TREASURER   MORGAN STANLEY
EXECUTIVE VICE PRESIDENT                           GLOBAL OPPORTUNITY BOND FUND,
AND PRINCIPAL EXECUTIVE      MARY E. MULLIN        INC.
OFFICER                      SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION, INCLUDING
THE FUND'S NET ASSET VALUE PER SHARE AND           MORGAN STANLEY
INFORMATION REGARDING THE INVESTMENTS              INVESTMENT MANAGEMENT INC.
COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL       INVESTMENT ADVISER
1-800-221-6726 OR VISIT OUR WEBSITE AT
www.morganstanley.com/im.

(C) 2004 MORGAN STANLEY

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

LETTER TO STOCKHOLDERS
                               Overview

PERFORMANCE
For the six months ended June 30, 2004, the Morgan Stanley Global Opportunity Bond Fund, Inc. ("the Fund") had a total return based on net asset value per share of -1.65%, compared to 0.12% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the "Index"). The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At June 30, 2004, the Fund's investments in debt instruments were comprised of 56% emerging markets debt securities and 44% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $7.30, representing a 2.8% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE
  - The spectre of higher interest rates in the U.S. triggered an unwinding of the so-called "carry trade", which led emerging market's spreads versus U.S. Treasuries to widen to a high of 549 basis points in May, up from a low of approximately 370 basis points in early January. This created a somewhat oversold condition, and spreads subsequently narrowed to 482 basis points by the end of June.
  - The Fund's performance benefited from an overweight in South Korea and Indonesia, both of which provided a degree of stability during the spring months when other areas of the market were in decline. An underweight in Ecuadorian debt also helped relative performance.
  - The Fund's overweight in Brazil early in the year detracted from performance; however, this weighting was trimmed significantly during the second quarter.
  - An underweight posture with respect to Turkey hurt the Fund's performance. We believed that the country's debt was too high to justify an aggressive weighting, but underestimated the positive influence of the prospective European Union membership would have on the country's fiscal management and investor confidence.
  - The high-yield market was supported by a strong economic environment, good corporate earnings and very low defaults. Unfortunately, a poor technical situation caused by very large new issuance and outflows from the asset class kept high-yield from continuing the rally that began in late 2002.
  - The Fund's performance benefited from good security selection in the housing, telecommunications and wireless communication sectors. In addition, an underweight in the airline sector helped performance as this sector continued to perform poorly.
  - On the negative side, security selection in cable, chemicals and forest products detracted from returns.

MANAGEMENT STRATEGIES
  - Going forward, we will continue to monitor the emerging markets and overall investment climate closely, and employ a disciplined approach in seeking to take advantage of opportunities as they arise.
  - In the high-yield portion, the Fund's main overweighted sectors are in energy, housing and diversified media, while the main sector underweights include airlines, financials, information technology, gaming/leisure and utilities. As a reminder, the Fund's sector allocations are the result of our bottom-up security selection.
  - In regards to credit quality, the Fund has a slightly higher average credit quality than the overall market.


Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
Executive Vice President--
Principal Executive Officer

                                                                       July 2004

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
DEBT INSTRUMENTS (95.5%)

ARGENTINA (1.3%)
SOVEREIGN (1.3%)
  Republic of Argentina
    2.438%, 3/31/23                                                                $      (d)250   $    133
    6.00%, 3/31/23                                                                        (d)151         77
    11.375%, 3/15/10                                                                       (d)40         12
    11.375%, 1/30/17                                                                       (d)55         16
    11.75%, 4/7/09                                                                        (d)360        104
    11.75%, 6/15/15                                                                        (d)30          9
  Republic of Argentina (Linked Variable Rate)
    82.329%, 4/10/05                                                                   (d)(e)370        126
-----------------------------------------------------------------------------------------------------------
                                                                                                        477
===========================================================================================================
BELGIUM (0.5%)
CORPORATE (0.5%)
  Telenet Communications NV
    9.00%, 12/15/13                                                              EUR       (a)65         80
  Telenet Group Holding NV
    0.00%, 6/15/14                                                                 $   (a)(c)145         92
-----------------------------------------------------------------------------------------------------------
                                                                                                        172
===========================================================================================================
BRAZIL (7.6%)
SOVEREIGN (7.6%)
  Federative Republic of Brazil
    6.00%, 4/15/24                                                                        (e)130        101
    8.00%, 4/15/14                                                                           985        907
    8.875%, 4/15/24                                                                          375        306
    11.00%, 8/17/40                                                                          490        462
    11.25%, 7/26/07                                                                          350        379
    14.50%, 10/15/09                                                                         530        620
-----------------------------------------------------------------------------------------------------------
                                                                                                      2,775
===========================================================================================================
BULGARIA (0.8%)
SOVEREIGN (0.8%)
  Republic of Bulgaria
    8.25%, 1/15/15                                                                        (a)141        165
  Republic of Bulgaria (Registered)
    8.25%, 1/15/15                                                                           120        140
-----------------------------------------------------------------------------------------------------------
                                                                                                        305
===========================================================================================================
CANADA (1.7%)
CORPORATE (1.7%)
  Abitibi-Consolidated, Inc.
    7.75%, 6/15/11                                                                        (a)95         95
  CHC Helicopter Corp.
    7.375%, 5/1/14                                                                        (a)105        104
  Husky Oil Co.
    8.90%, 8/15/28                                                                     (b)(e)155        176
  Nortel Networks Ltd.
    6.125%, 2/15/06                                                                $          90   $     91
  Tembec Industries, Inc.
    8.50%, 2/1/11                                                                         (b)140        142
-----------------------------------------------------------------------------------------------------------
                                                                                                        608
===========================================================================================================
CHILE (1.0%)
CORPORATE (1.0%)
  Empresa Nacional de Petroleo
    6.75%, 11/15/12                                                                       (a)350        376
===========================================================================================================
COLOMBIA (0.8%)
SOVEREIGN (0.8%)
  Republic of Colombia
    9.75%, 4/9/11                                                                            246        273
===========================================================================================================
FRANCE (0.5%)
CORPORATE (0.5%)
  Rhodia SA
    8.875%, 6/1/11                                                                     (a)(b)110         94
  Vivendi Universal SA
    9.25%, 4/15/10                                                                         (a)85        100
-----------------------------------------------------------------------------------------------------------
                                                                                                        194
===========================================================================================================
GERMANY (0.6%)
CORPORATE (0.6%)
  Cognis Deutschland GmbH & Co. KG
    6.897%, 11/15/13                                                             EUR    (a)(e)95        115
  Kabel Deutschland GmbH
    10.625%, 7/1/14                                                                       (a)105        108
-----------------------------------------------------------------------------------------------------------
                                                                                                        223
===========================================================================================================
GUERNSEY (0.2%)
CORPORATE (0.2%)
  ABB International Finance Ltd. MTN
    11.00%, 1/15/08                                                                           50         71
===========================================================================================================
INDONESIA (1.3%)
CORPORATE (1.3%)
  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                                                $   (a)(d)990        265
  Tjiwi Kimia Finance Mauritius Ltd.
    10.00%, 8/1/04                                                                        (d)180         68
  Tjiwi Kimia International Global Bond
    13.25% (expired maturity)                                                             (d)390        147
-----------------------------------------------------------------------------------------------------------
                                                                                                        480
===========================================================================================================
IRELAND (0.7%)
CORPORATE (0.7%)
  JSG Funding plc
    10.125%, 10/1/12                                                             EUR         125        166

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
IRELAND (CONT'D)
CORPORATE (CONT'D)
  TRAC-X EM Ltd.
    6.50%, 12/23/08                                                                $      (g)110   $    106
-----------------------------------------------------------------------------------------------------------
                                                                                                        272
===========================================================================================================
IVORY COAST (0.1%)
SOVEREIGN (0.1%)
  Republic of Ivory Coast
    2.00%, 3/29/18                                                                        (d)180         28
===========================================================================================================
LUXEMBOURG (1.1%)
CORPORATE (1.1%)
  Cablecom Luxembourg SCA
    9.375%, 4/15/14                                                              EUR      (a)125        150
  Lighthouse International Co. SA (Registered)
    8.00%, 4/30/14                                                                            50         59
  Safilo Capital International SA
    9.625%, 5/15/13                                                                       (a)115        133
  SGL Carbon Luxembourg SA
    8.50%, 2/1/12                                                                          (a)50         59
-----------------------------------------------------------------------------------------------------------
                                                                                                        401
===========================================================================================================
MALAYSIA (1.6%)
SOVEREIGN (1.6%)
  Government of Malaysia
    8.75%, 6/1/09                                                                  $         490        577
===========================================================================================================
MEXICO (10.5%)
CORPORATE (4.4%)
  Axtel SA
    11.00%, 12/15/13                                                                   (a)(b)125        119
  Pemex Project Funding Master Trust
    2.82%, 6/15/10                                                                     (a)(e)380        383
    9.125%, 10/13/10                                                                         360        414
  Petroleos Mexicanos
    9.50%, 9/15/27                                                                           250        287
  Petroleos Mexicanos (Registered)
    8.625%, 12/1/23                                                                          250        259
  Satelites Mexicanos SA de CV
    10.125%, 11/1/04                                                                      (d)396        168
-----------------------------------------------------------------------------------------------------------
                                                                                                      1,630
===========================================================================================================
SOVEREIGN (6.1%)
  United Mexican States
    8.00%, 9/24/22                                                                 $         100   $    104
    8.125%, 12/30/19                                                                         350        376
    8.375%, 1/14/11                                                                          840        951
    10.375%, 2/17/09                                                                         120        145
    11.375%, 9/15/16                                                                         215        301
    11.50%, 5/15/26                                                                          240        337
-----------------------------------------------------------------------------------------------------------
                                                                                                      2,214
-----------------------------------------------------------------------------------------------------------
                                                                                                      3,844
===========================================================================================================
NIGERIA (0.6%)
SOVEREIGN (0.6%)
  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                                                       (c)250        215
===========================================================================================================
PANAMA (0.8%)
SOVEREIGN (0.8%)
  Republic of Panama
    9.375%, 4/1/29                                                                           150        167
    9.625%, 2/8/11                                                                           120        133
-----------------------------------------------------------------------------------------------------------
                                                                                                        300
===========================================================================================================
PERU (1.2%)
SOVEREIGN (1.2%)
  Republic of Peru
    8.375%, 5/3/16                                                                            80         75
    9.875%, 2/6/15                                                                           335        351
-----------------------------------------------------------------------------------------------------------
                                                                                                        426
===========================================================================================================
PHILIPPINES (2.0%)
SOVEREIGN (2.0%)
  Republic of Philippines
    8.875%, 3/17/15                                                                          550        532
    9.875%, 1/15/19                                                                          210        210
-----------------------------------------------------------------------------------------------------------
                                                                                                        742
===========================================================================================================
QATAR (0.4%)
SOVEREIGN (0.4%)
  State of Qatar (Registered)
    9.75%, 6/15/30                                                                           110        152
===========================================================================================================
RUSSIA (10.5%)
SOVEREIGN (10.5%)
  Russian Federation
    5.00%, 3/31/30                                                                     (a)(c)401        369
===========================================================================================================

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
RUSSIA (CONT'D)
SOVEREIGN (CONT'D)
  Russian Federation (Registered)
    5.00%, 3/31/30                                                                 $    (c)1,694   $  1,555
    8.25%, 3/31/10                                                                           320        345
    11.00%, 7/24/18                                                                          601        760
    12.75%, 6/24/28                                                                          555        809
-----------------------------------------------------------------------------------------------------------
                                                                                                      3,838
===========================================================================================================
SOUTH KOREA (2.7%)
CORPORATE (2.7%)
  Citigroup Global Markets Holdings, Inc.
    (South Korean Won Index Linked)
    5.30%, 10/5/05                                                                        (a)980        996
===========================================================================================================
TUNISIA (0.2%)
SOVEREIGN (0.2%)
  Banque Centrale de Tunisie
    7.375%, 4/25/12                                                                           70         77
===========================================================================================================
TURKEY (2.6%)
SOVEREIGN (2.6%)
  Republic of Turkey
    11.00%, 1/14/13                                                                          620        679
    11.50%, 1/23/12                                                                          230        259
-----------------------------------------------------------------------------------------------------------
                                                                                                        938
===========================================================================================================
UNITED KINGDOM (0.3%)
CORPORATE (0.3%)
  Avecia Group plc
    11.00%, 7/1/09                                                                         (b)55         42
  Dunlop Standard Aerospace Holdings plc
    11.875%, 5/15/09                                                                       (a)47         50
  Esprit Telecom Group plc
    11.00%, 6/15/08                                                              EUR      (f)233        @--
-----------------------------------------------------------------------------------------------------------
                                                                                                         92
===========================================================================================================
UNITED STATES (41.9%)
CORPORATE (41.9%)
  Advanstar Communications, Inc.
    8.75%, 8/15/08                                                                 $      (e)149        157
    10.75%, 8/15/10                                                                        (b)20         22
  AES Corp. (The)
    7.75%, 3/1/14                                                                             45         43
    8.875%, 2/15/11                                                                            9          9
    9.00%, 5/15/15                                                                        (a)100        108
    9.375%, 9/15/10                                                                           16         17
  Allegheny Energy, Inc.
    7.75%, 8/1/05                                                                             35         36
  Allied Waste North America
    8.875%, 4/1/08                                                                 $      (b)160   $    176
  American Tower Corp.
    7.50%, 5/1/12                                                                          (a)65         63
    9.375%, 2/1/09                                                                           100        107
  AmerisourceBergen Corp.
    8.125%, 9/1/08                                                                        (b)140        152
  Amscan Holdings, Inc.
    8.75%, 5/1/14                                                                          (a)60         59
  Amsted Industries, Inc.
    10.25%, 10/15/11                                                                    (a)(b)85         93
  Associated Materials, Inc.
    0.00%, 3/1/14                                                                      (a)(c)220        148
  AutoNation, Inc.
    9.00%, 8/1/08                                                                         (b)100        113
  Avalon Cable LLC
    11.68%, 12/1/08                                                                        (c)28         30
  Brand Services, Inc.
    12.00%, 10/15/12                                                                          50         57
  BRL Universal Equipment 2001 A LP
    8.875%, 2/15/08                                                                       (b)120        129
  Buhrmann US, Inc.
    8.25%, 7/1/14                                                                         (a)110        110
  C.B. Richard Ellis Services, Inc.
    11.25%, 6/15/11                                                                          150        172
  CA FM Lease Trust
    8.50%, 7/15/17                                                                        (a)109        121
  Cablevision Systems Corp.
    5.66%, 4/1/09                                                                       (a)(e)80         82
  Caesars Entertainment, Inc.
    7.875%, 12/15/05                                                                         145        153
    8.875%, 9/15/08                                                                          110        120
  Calpine Corp.
    8.50%, 7/15/10                                                                     (a)(b)140        117
  Centennial Communications Corp.
    8.125%, 2/1/14                                                                        (a)130        121
  Charter Communications Holdings LLC
    0.00%, 1/15/11                                                                     (b)(c)115         85
    9.625%, 11/15/09                                                                          25         20
    10.25%, 1/15/10                                                                        (b)75         62
    10.75%, 10/1/09                                                                           35         30
  Chesapeake Energy Corp.
    7.50%, 9/15/13                                                                        (b)125        131
  Cinemark, Inc.
    0.00%, 3/15/14                                                                     (a)(c)130         85

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Citgo Petroleum Corp.
    11.375%, 2/1/11                                                                $          45   $     52
  CMS Energy Corp.
    7.50%, 1/15/09                                                                            15         15
    8.50%, 4/15/11                                                                         (b)75         77
  CSC Holdings, Inc.
    8.125%, 7/15/09                                                                        (b)30         31
    10.50%, 5/15/16                                                                           20         23
  Delhaize America, Inc.
    8.125%, 4/15/11                                                                       (b)145        159
  Dex Media East LLC
    12.125%, 11/15/12                                                                         75         88
  Dex Media West LLC
    9.875%, 8/15/13                                                                           70         77
  Dex Media, Inc.
    0.00%, 11/15/13                                                                    (a)(c)140         91
  DirecTV Holdings LLC
    8.375%, 3/15/13                                                                       (b)105        117
  Dynegy Holdings, Inc.
    6.875%, 4/1/11                                                                        (b)120        104
    9.875%, 7/15/10                                                                     (a)(b)75         81
  Echostar DBS Corp.
    6.375%, 10/1/11                                                                     (a)(b)30         30
    9.125%, 1/15/09                                                                          110        121
  El Paso Production Holding Co.
    7.75%, 6/1/13                                                                         (b)195        180
  Encompass Services Corp.
    10.50%, 5/1/09                                                                      (d)(f)75        @--
  Equistar Chemicals LP
    10.125%, 9/1/08                                                                       (b)110        121
    10.625%, 5/1/11                                                                           20         22
  Exodus Communications, Inc.
    11.625%, 7/15/10                                                                   (d)(f)163        @--
  Fisher Scientific International, Inc.
    8.00%, 9/1/13                                                                             15         16
    8.125%, 5/1/12                                                                            56         60
  Flowserve Corp.
    12.25%, 8/15/10                                                                        (b)35         40
  FMC Corp.
    10.25%, 11/1/09                                                                           50         58
  Fresenius Medical Care Capital Trust II
    7.875%, 2/1/08                                                                           125        132
  General Cable Corp
    9.50%, 11/15/10                                                                           45         49
  General Nutrition Centers, Inc.
    8.50%, 12/1/10                                                                 $       (a)65   $     68
  Georgia-Pacific Corp.
    8.875%, 2/1/10                                                                        (b)160        182
  Global Cash Access LLC
    8.75%, 3/15/12                                                                         (a)55         57
  Granite Broadcasting Corp.
    9.75%, 12/1/10                                                                         (a)35         33
  Graphic Packaging International Corp.
    9.50%, 8/15/13                                                                        (b)125        136
  GulfTerra Energy Partners LP
    8.50%, 6/1/10                                                                             25         27
    10.625%, 12/1/12                                                                      (b)112        134
  Hanover Compressor Co.
    8.625%, 12/15/10                                                                          25         26
    9.00%, 6/1/14                                                                             45         47
  Hanover Equipment Trust
    8.50%, 9/1/08                                                                             70         74
    8.75%, 9/1/11                                                                             35         38
  Harrah's Operating Co., Inc.
    7.875%, 12/15/05                                                                      (b)120        127
  HCA, Inc.
    6.30%, 10/1/12                                                                            55         55
    7.58%, 9/15/25                                                                         (b)65         64
    7.69%, 6/15/25                                                                         (b)65         65
  Hilcorp Energy I LP
    10.50%, 9/1/10                                                                        (a)120        130
  Hilton Hotels Corp.
    7.625%, 12/1/12                                                                        (b)30         32
    7.95%, 4/15/07                                                                        (b)115        125
  Hollinger Participation Trust, PIK
    12.125%, 11/15/10                                                                     (a)123        144
  Horseshoe Gaming Holding Corp.
    8.625%, 5/15/09                                                                       (b)120        126
  Host Marriott Corp.
    7.875%, 8/1/08                                                                            18         19
  Host Marriott LP
    7.125%, 11/1/13                                                                           55         54
  Huntsman International LLC
    10.125%, 7/1/09                                                                       (b)150        154
  Interep National Radio Sales, Inc.
    10.00%, 7/1/08                                                                            85         71
  Interface, Inc.
    7.30%, 4/1/08                                                                             25         25
    9.50%, 2/1/14                                                                          (a)90         90
    10.375%, 2/1/10                                                                        (b)30         34

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Ipalco Enterprises, Inc.
    8.625%, 11/14/11                                                               $          30   $     33
  Iron Mountain, Inc.
    7.75%, 1/15/15                                                                         (b)40         40
    8.625%, 4/1/13                                                                        (b)130        138
  ISP Holdings, Inc.
    10.625%, 12/15/09                                                                     (b)155        171
  iStar Financial, Inc.
    8.75%, 8/15/08                                                                         (b)89         99
  J.C. Penney Co., Inc.
    9.00%, 8/1/12                                                                          (b)45         53
  Johnsondiversey, Inc.
    9.625%, 5/15/12                                                                          125        137
    9.625%, 5/15/12                                                              EUR          25         33
  Knology, Inc., PIK
    12.00%, 11/30/09                                                               $      (a)108        102
  Koppers, Inc.
    9.875%, 10/15/13                                                                          30         33
  Laidlaw International, Inc.
    10.75%, 6/15/11                                                                          120        132
  Leiner Health Products, Inc.
    11.00%, 6/1/12                                                                         (a)55         57
  LNR Property Corp.
    7.625%, 7/15/13                                                                        (b)90         90
  Magnum Hunter Resources, Inc.
    9.60%, 3/15/12                                                                            65         72
  Manitowoc Co., Inc.
    10.375%, 5/15/11                                                             EUR         120        163
  MedCath Holdings Corp.
    9.875%, 7/15/12                                                                $       (a)55         56
  MetroPCS, Inc.
    10.75%, 10/1/11                                                                          105        114
  MGM Mirage
    6.00%, 10/1/09                                                                        (b)175        172
  Michael Foods, Inc.
    8.00%, 11/15/13                                                                           75         78
  Millennium America, Inc.
    7.00%, 11/15/06                                                                           60         62
    9.25%, 6/15/08                                                                            70         76
  Monongahela Power Co.
    5.00%, 10/1/06                                                                           105        108
  MSW Energy Holdings LLC
    7.375%, 9/1/10                                                                         (a)85         85
    8.50%, 9/1/10                                                                             20         21
  Murrin Murrin Holding Ltd.
    9.375%, 8/31/07                                                                $      (f)365   $    @--
  Muzak LLC
    9.875%, 3/15/09                                                                           90         70
    10.00%, 2/15/09                                                                           60         53
  Nalco Co.
    7.75%, 11/15/11                                                                       (a)115        121
    8.875%, 11/15/13                                                                       (a)55         58
  National Nephrology Associates, Inc.
    9.00%, 11/1/11                                                                         (a)20         23
  Nebraska Book Co., Inc.
    8.625%, 3/15/12                                                                           90         89
  Nevada Power Co.
    9.00%, 8/15/13                                                                        (a)140        153
  Nextel Partners, Inc.
    11.00%, 3/15/10                                                                           50         56
  NMHG Holding Co.
    10.00%, 5/15/09                                                                          110        122
  Nortek Holdings, Inc.
    0.00%, 5/15/11                                                                  (a)(b)(c)195        157
  Northwest Pipeline Corp.
    8.125%, 3/1/10                                                                            20         22
  Ormat Funding Corp.
    8.25%, 12/30/20                                                                       (a)155        147
  Owens-Brockway
    8.75%, 11/15/12                                                                           25         27
  Owens-Illinois, Inc.
    7.35%, 5/15/08                                                                            20         20
    7.50%, 5/15/10                                                                        (b)235        231
  Oxford Industries, Inc.
    8.875%, 6/1/11                                                                         (a)45         48
  Pacific Energy Partners LP
    7.125%, 6/15/14                                                                        (a)80         82
  Pegasus Communications Corp.
    9.75%, 12/1/06                                                                         (d)25         12
    12.50%, 8/1/07                                                                         (d)30         15
  PEI Holdings, Inc.
    11.00%, 3/15/10                                                                        (b)32         37
  Petro Stopping Centers LP
    9.00%, 2/15/12                                                                         (a)90         90
  PG&E Corp.
    6.875%, 7/15/08                                                                        (a)45         47
  Pilgrim's Pride Corp.
    9.625%, 9/15/11                                                                          160        178
  Plains Exploration & Production Co.
    7.125%, 6/15/14                                                                        (a)40         41

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Pliant Corp.
    13.00%, 6/1/10                                                                 $         125   $    113
  PPC Escrow Corp.
    9.25%, 11/15/13                                                                           45         48
  Prestige Brands, Inc.
    9.25%, 4/15/12                                                                         (a)85         82
  Primedia, Inc.
    8.875%, 5/15/11                                                                       (b)110        109
  Primus Telecommunications Group, Inc.
    8.00%, 1/15/14                                                                        (a)185        164
  PSEG Energy Holdings LLC
    8.625%, 2/15/08                                                                        (b)85         92
  Qwest Communications International, Inc.
    4.75%, 2/15/09                                                                      (a)(e)90         85
  Qwest Corp.
    5.625%, 11/15/08                                                                          25         25
    6.625%, 9/15/05                                                                           15         15
  Qwest Services Corp.
    13.00%, 12/15/07                                                                      (a)120        137
  Rayovac Corp.
    8.50%, 10/1/13                                                                            65         69
  Renaissance Media Group LLC
    10.00%, 4/15/08                                                                        (c)45         47
  Rhythms NetConnections, Inc.
    13.878%, 5/15/08                                                                   (d)(f)570        @--
    14.00%, 2/15/10                                                                    (d)(f)179        @--
  Rite Aid Corp.
    7.125%, 1/15/07                                                                           65         67
    8.125%, 5/1/10                                                                            25         26
  Rockwood Specialties Group, Inc.
    10.625%, 5/15/11                                                                          70         75
  Rural Cellular Corp.
    6.02%, 3/15/10                                                                      (a)(e)55         57
  Salem Communications Holding Corp.
    9.00%, 7/1/11                                                                         (b)100        109
  SBA Communications Corp.
    10.25%, 2/1/09                                                                           180        185
  Schuler Homes, Inc.
    9.375%, 7/15/09                                                                        (b)50         55
  Smithfield Foods, Inc.
    7.625%, 2/15/08                                                                       (b)115        121
    8.00%, 10/15/09                                                                        (b)50         54
  Sonic Automotive, Inc.
    8.625%, 8/15/13                                                                           90         94
  Southern Natural Gas Co.
    8.875%, 3/15/10                                                                $          45   $     49
  Starwood Hotels & Resorts Worldwide, Inc.
    7.875%, 5/1/12                                                                        (b)125        134
  Station Casinos, Inc.
    6.00%, 4/1/12                                                                              5          5
    6.50%, 2/1/14                                                                            130        126
  Team Health, Inc.
    9.00%, 4/1/12                                                                          (a)80         77
  Technical Olympic USA, Inc.
    9.00%, 7/1/10                                                                            105        108
    10.375%, 7/1/12                                                                        (b)65         68
  Tekni-Plex, Inc.
    8.75%, 11/15/13                                                                        (a)40         38
    12.75%, 6/15/10                                                                           85         82
  Tempur-Pedic, Inc.
    10.25%, 8/15/10                                                                           27         30
  Tenet Healthcare Corp.
    6.50%, 6/1/12                                                                          (b)35         31
    7.375%, 2/1/13                                                                         (b)65         59
    9.875%, 7/1/14                                                                         (a)50         51
  Tenneco Automotive, Inc.
    11.625%, 10/15/09                                                                         85         92
  Tesoro Petroleum Corp.
    9.00%, 7/1/08                                                                             55         57
    9.625%, 4/1/12                                                                            50         56
  Transcontinental Gas Pipe Line Corp.
    8.875%, 7/15/12                                                                           40         45
  Trimas Corp.
    9.875%, 6/15/12                                                                          165        176
  TRW Automotive, Inc.
    9.375%, 2/15/13                                                                       (b)102        116
  UbiquiTel Operating Co.
    0.00%, 4/15/10                                                                         (c)35         35
  UCAR Finance, Inc.
    10.25%, 2/15/12                                                                           90        101
  United Rentals North America, Inc.
    6.50%, 2/15/12                                                                            85         81
    7.75%, 11/15/13                                                                          110        105
  United States Steel Corp.
    9.75%, 5/15/10                                                                            72         80
  US Unwired, Inc.
    10.00%, 6/15/12                                                                        (a)90         91
  Venetian Casino Resort LLC
    11.00%, 6/15/10                                                                           60         70

8   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

                                                                                            FACE
                                                                                          AMOUNT      VALUE
                                                                                           (000)      (000)
-----------------------------------------------------------------------------------------------------------
UNITED STATES (CONT'D)
CORPORATE (CONT'D)
  Vintage Petroleum, Inc.
    7.875%, 5/15/11                                                                $         125   $    129
  VWR International, Inc.
    6.875%, 4/15/12                                                                        (a)40         40
    8.00%, 4/15/14                                                                         (a)50         52
  Waste Management, Inc.
    7.125%, 12/15/17                                                                       (b)40         43
    7.65%, 3/15/11                                                                         (b)50         57
  Westlake Chemical Corp.
    8.75%, 7/15/11                                                                            45         49
  WII Components, Inc.
    10.00%, 2/15/12                                                                        (a)40         39
  Williams Cos., Inc.
    7.875%, 9/1/21                                                                        (b)170        164
  Xerox Corp.
    7.125%, 6/15/10                                                                          130        133
-----------------------------------------------------------------------------------------------------------
                                                                                                     15,331
===========================================================================================================
VENEZUELA (2.0%)
SOVEREIGN (2.0%)
  Republic of Venezuela
    9.25%, 9/15/27                                                                           270        230
    10.75%, 9/19/13                                                                          520        513
-----------------------------------------------------------------------------------------------------------
                                                                                                        743
===========================================================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $35,404)                                                                                     34,926
===========================================================================================================

                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.0%)

UNITED KINGDOM (0.0%)
  Viatel Holding Bermuda Ltd.                                                             (h)290        @--
===========================================================================================================
UNITED STATES (0.0%)
  Paxson Communications Corp.                                                           (h)9,294          1
===========================================================================================================
TOTAL COMMON STOCKS
  (Cost $380)                                                                                             1
===========================================================================================================
PREFERRED STOCKS (0.8%)

UNITED STATES (0.8%)
  Paxson Communications
    Corp., PIK, 14.25%                                                                        16        142
  TNP Enterprises, Inc., PIK,
    14.50%                                                                                   151        169
===========================================================================================================
TOTAL PREFERRED STOCKS
  (Cost $177)                                                                                           311
===========================================================================================================

                                                                                          NO. OF      VALUE
                                                                                        WARRANTS      (000)
-----------------------------------------------------------------------------------------------------------
WARRANTS (0.0%)

NIGERIA (0.0%)
  Central Bank of Nigeria,
    expiring 11/15/20                                                                  (f)(h)250   $    @--
===========================================================================================================
UNITED STATES (0.0%)
  SW Acquisition LP, expiring
    4/1/11                                                                             (a)(h)220          3
===========================================================================================================
VENEZUELA (0.0%)
  Republic of Venezuela Oil-Linked
    Payment Obligation, expiring
    4/15/20                                                                            (e)(h)950        @--
===========================================================================================================
TOTAL WARRANTS
  (Cost $6)                                                                                               3
===========================================================================================================

                                                                                            FACE
                                                                                          AMOUNT
                                                                                           (000)
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.7%)

UNITED STATES (3.7%)
REPURCHASE AGREEMENT (3.4%)
  J.P. Morgan Securities, Inc., 1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $1,237                                                        $    (i)1,237      1,237
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
  United States Treasury Bill
    0.94%, 7/15/04                                                                     (b)(j)100        100
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,337)                                                                                       1,337
===========================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   9

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

                                                                                                      VALUE
                                                                                                      (000)
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $37,304)                                                                                   $ 36,578
===========================================================================================================

                                                                                          AMOUNT
                                                                                           (000)
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS
  Cash                                                                             $           9
  Interest Receivable                                                                        705
  Receivable for Investments Sold                                                            501
  Due From Broker                                                                            298
  Other                                                                                        8      1,521
===========================================================================================================
LIABILITIES
  Payable For:
    Reverse Repurchase Agreements                                                         (5,141)
    Investments Purchased                                                                   (721)
    Dividends Declared                                                                      (566)
    Investment Advisory Fees                                                                 (26)
    Directors' Fees and Expenses                                                             (24)
    Net Unrealized Depreciation on
      Foreign Currency Exchange
      Contracts                                                                              (24)
    Administrative Fees                                                                       (5)
    Custodian Fees                                                                            (3)
  Other Liabilities                                                                          (88)    (6,598)
===========================================================================================================
NET ASSETS
  Applicable to 4,192,126, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                                                $ 31,501
===========================================================================================================
NET ASSET VALUE PER SHARE                                                                          $   7.51
===========================================================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                                                     $     42
  Paid-in Capital                                                                                    58,311
  Undistributed (Distributions in Excess of) Net
    Investment Income                                                                                   117
  Accumulated Net Realized Gain (Loss)                                                              (26,175)
  Unrealized Appreciation (Depreciation)
    on Investments, Foreign Currency Exchange
    Contracts and Translations and Futures
    Contracts                                                                                          (794)
-----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                   $ 31,501
===========================================================================================================

(a)  144A Security - Certain conditions for public sale may exist.

(b) Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of June 30, 2004. See note A-3 to financial statements.

(c) Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is ultimate maturity.

(d)  Security is in default.

(e) Variable/Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on June 30, 2004.

(f) Security was valued at fair value - At June 30, 2004, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g) TRAC-X EM Ltd., acquired at a cost of $114,972, was formed by an affiliate of the Adviser. During the six months ended June 30, 2004, there were purchases and sales of this security of $314,860 and $196,642, respectively. The Fund derived $3,943 of income from this security during the six months ended June 30, 2004, before any applicable withholding taxes.

(h)  Non-income producing.

(i) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

(j) A portion of the security was pledged to cover margin requirements for futures contracts.

@    Amount is less than $500.

EUR  Euro

MTN  Medium-term Note

PIK Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

FUTURES CONTRACTS:

  The Fund had the following futures contract(s) open at period end:

                                                                      NET
                                                                   UNREALIZED
                        NUMBER                                    APPRECIATION
                          OF           VALUE     EXPIRATION      (DEPRECIATION)
                       CONTRACTS       (000)        DATE             (000)
-------------------------------------------------------------------------------
SHORT:
5 Year U.S.
 Treasury Note                45      $4,891       Sept-04          $   (38)
10 Year U.S.
 Treasury Note                 5         547       Sept-04               (7)
-------------------------------------------------------------------------------
                                                                    $   (45)
===============================================================================

10  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

                                                               NET
CURRENCY                               IN                   UNREALIZED
   TO                                EXCHANGE              APPRECIATION
DELIVER      VALUE     SETTLEMENT      FOR        VALUE   (DEPRECIATION)
 (000)       (000)        DATE        (000)       (000)       (000)
------------------------------------------------------------------------
EUR  570     $  695     7/26/04      US$   678   $   678     $  (17)
EUR  235        286     7/26/04      US$   278       278         (8)
EUR   20         24     7/26/04      US$    24        24        @--
US$   25         29     7/26/04      EUR    25        30          1
------------------------------------------------------------------------
             $1,034                              $ 1,010     $  (24)
========================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2004

                                                                         PERCENT
                                                           VALUE        OF TOTAL
INDUSTRY                                                   (000)     INVESTMENTS
---------------------------------------------------------------------------------
Sovereign                                              $  14,080            38.5%
Energy                                                     2,885             7.9
Industrial                                                 2,393             6.5
Finance                                                    2,088             5.7
Chemicals                                                  1,276             3.5
Telecommunications                                         1,238             3.4
Gaming                                                       823             2.3
Food & Beverage                                              695             1.9
Cable                                                        621             1.7
Healthcare                                                   553             1.5
Media & Entertainment                                        520             1.4
Building Materials & Components                              467             1.3
Broadcast - Radio & Television                               466             1.3
Utilities - Electric                                         457             1.3
Coal, Gas & Oil                                              450             1.2
General Industrial                                           422             1.1
Retail                                                       385             1.1
Hotel/Lodging                                                380             1.0
Electrical Equipment                                         371             1.0
Other                                                      6,008            16.4
---------------------------------------------------------------------------------
                                                       $  36,578           100.0%
=================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  11

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND, INC.

                               Financial Statements

                                                                                                                SIX MONTHS ENDED
                                                                                                                   JUNE 30, 2004
                                                                                                                     (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                                    (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                                                                               $ 1,606
  Dividends                                                                                                                    4
================================================================================================================================
    TOTAL INCOME                                                                                                           1,610
================================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                                   163
  Professional Fees                                                                                                           38
  Interest Expense on Reverse Repurchase Agreements                                                                           37
  Stockholder Reporting Expenses                                                                                              21
  Administrative Fees                                                                                                         20
  Custodian Fees                                                                                                              14
  Stockholder Servicing Fees                                                                                                   8
  Other Expenses                                                                                                              18
================================================================================================================================
    TOTAL EXPENSES                                                                                                           319
================================================================================================================================
     NET INVESTMENT INCOME                                                                                                 1,291
================================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                                589
  Foreign Currency Transactions                                                                                               50
  Futures Contracts                                                                                                           27
================================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                                 666
================================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                             (2,550)
  Foreign Currency Translations                                                                                               25
  Futures Contracts                                                                                                           41
================================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                      (2,484)
================================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                             (1,818)
================================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                        $  (527)
================================================================================================================================

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2004           YEAR ENDED
                                                                                                (UNAUDITED)    DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                                    (000)                (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                                             $ 1,291              $ 2,585
  Net Realized Gain (Loss)                                                                              666               (2,430)
  Change in Unrealized Appreciation (Depreciation)                                                   (2,484)               8,626
================================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (527)               8,781
================================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                              (1,132)              (2,130)
================================================================================================================================
Capital Share Transactions:
  Reinvestment of Shares (1,323 shares in 2004)                                                          11                   --
================================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                          (1,648)               6,651
================================================================================================================================
Net Assets:
  Beginning of Period                                                                                33,149               26,498
================================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
    INCOME OF $117 AND $(42), RESPECTIVELY)                                                         $31,501              $33,149
================================================================================================================================

12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               Financial Statements

                                                                                                                SIX MONTHS ENDED
                                                                                                                   JUNE 30, 2004
                                                                                                                     (UNAUDITED)
STATEMENT OF CASH FLOWS                                                                                                    (000)
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Long-Term Investments                                                          $  18,064
  Purchases of Long-Term Investments                                                                                     (17,167)
  Net (Increase) Decrease in Short-Term Investments                                                                         (627)
  Net Realized Gain (Loss) on Foreign Currency Transactions                                                                   50
  Net Realized Gain (Loss) on Futures Contracts                                                                               27
  Net Investment Income                                                                                                    1,291
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED (USED) IN OPERATING ACTIVITIES:
    Net (Increase) Decrease in Receivables Related to Operations                                                             104
    Net Increase (Decrease) in Payables Related to Operations                                                                 14
    Accretion/Amortization of Discounts and Premiums                                                                        (142)
--------------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided (Used) by Operating Activities                                                                         1,614
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Paid for Reverse Repurchase Agreements                                                                               (554)
  Cash Distributions Paid                                                                                                 (1,051)
--------------------------------------------------------------------------------------------------------------------------------
  Net Cash Provided (Used) for Financing Activities                                                                       (1,605)
--------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Cash                                                                                              9
CASH AT BEGINNING OF PERIOD                                                                                                   --
--------------------------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                                                  $       9
================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.  13

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

SELECTED PER SHARE DATA AND RATIOS

                               Financial Highlights

                                                              SIX MONTHS
                                                                 ENDED
                                                               JUNE 30,                      YEARS ENDED DECEMBER 31,
                                                                 2004      -------------------------------------------------------
                                                              (UNAUDITED)       2003       2002        2001        2000       1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  7.91       $  6.32    $  7.31     $  9.01     $ 10.56    $  9.64
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                             0.31+         0.62+      0.68+       0.95        1.19       1.15
Net Realized and Unrealized Gain (Loss) on Investments           (0.44)         1.48      (0.95)      (1.67)      (1.61)      0.82
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             (0.13)         2.10      (0.27)      (0.72)      (0.42)      1.97
----------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                          (0.27)        (0.51)     (0.72)      (0.98)      (1.13)     (1.05)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  7.51       $  7.91    $  6.32     $  7.31     $  9.01    $ 10.56
==================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                          $  7.30       $  7.75    $  5.87     $  7.06     $  7.75    $  8.38
==================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                   (2.43)% **    41.53%     (7.03)%      3.51%       5.05%     12.88%
  Net Asset Value (1)                                            (1.65)% **    34.16%     (3.33)%     (7.82)%     (3.14)%    22.73%
==================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                          $31,501       $33,149    $26,498     $30,610     $37,662    $44,164
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                           1.96% *       1.99%      2.87%       3.61%       3.03%      2.60%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                                1.73% *       1.88%      2.15%       2.12%       1.91%      2.08%
Ratio of Net Investment Income to Average Net Assets              7.92% *       8.51%     10.23%      11.49%      11.53%     11.53%
Portfolio Turnover Rate                                             48% **       132%       101%        122%        163%       125%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amount is based on average shares outstanding.
*    Annualized
**   Not Annualized

14  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

    Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") was incorporated in Maryland on March 31, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary objective is to produce high current income and as a secondary objective to seek capital appreciation through investments primarily in high yield bonds and emerging market debt securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities pur-

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

NOTES TO FINANCIAL STATEMENTS

                               June 30, 2004 (unaudited)

    chased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

    At June 30, 2004, the Fund had reverse repurchase agreements outstanding with Lehman Brothers and UBS Warburg as follows:

                                                                     MATURITY IN
                                                                       LESS THAN
    LEHMAN BROTHERS AGREEMENT                                           365 DAYS
    ----------------------------------------------------------------------------
    Value of Securities Subject to Repurchase                        $   529,000
    Liability Under Reverse Repurchase
      Agreement                                                      $   529,000
    Weighted Average Days to Maturity                                         13

                                                                     MATURITY IN
                                                                       LESS THAN
    UBS WARBURG AGREEMENT                                               365 DAYS
    ----------------------------------------------------------------------------
    Value of Securities Subject to Repurchase                        $ 4,572,000
    Liability Under Reverse Repurchase
      Agreement                                                      $ 4,612,000
    Weighted Average Days to Maturity                                         12

    The weighted average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2004, was approximately $3,124,000 at a weighted average interest rate of 1.46%.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

    A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

    attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. SECURITIES SOLD SHORT: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Fund will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

7. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

8. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ("variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

9. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund are expected to regularly consist of instruments not traded on an exchange. The risk of nonperformance by the obligor

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

NOTES TO FINANCIAL STATEMENTS

                               June 30, 2004 (unaudited)

    on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

 B. ADVISER: Morgan Stanley Investment Management Inc. provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase & Co., through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

         2003 DISTRIBUTIONS                      2002 DISTRIBUTIONS
             PAID FROM:                               PAID FROM:
               (000)                                    (000)
--------------------------------------  ----------------------------------------
                             LONG-TERM                                 LONG-TERM
       ORDINARY                CAPITAL          ORDINARY                 CAPITAL
         INCOME                   GAIN            INCOME                    GAIN
--------------------------------------------------------------------------------
         $2,130                    $--            $2,997                     $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                 UNDISTRIBUTED                          UNDISTRIBUTED
                ORDINARY INCOME                    LONG-TERM CAPITAL GAIN
                     (000)                                 (000)
--------------------------------------------------------------------------------
                     $179                                   $--
--------------------------------------------------------------------------------

At June 30, 2004, the U.S. Federal income tax cost basis of investments was $37,304,000 and, accordingly, net unrealized

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               June 30, 2004 (unaudited)

depreciation for U.S. Federal income tax purposes was $726,000 of which $1,813,000 related to appreciated securities and $2,539,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $25,995,000 to offset against future capital gains of which $10,810,000 will expire on December 31, 2006, $1,956,000 will expire on December 31, 2007, $1,037,000 will expire on December 31, 2009, $6,605,000 will expire on December 31, 2010 and $5,587,000 will expire on December 31, 2011.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October capital losses of $470,000 and post-October currency losses of $15,000.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: For the six months ended June 30, 2004, the Fund made purchases and sales totaling $17,888,000 and $18,634,000 respectively, of investments other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

A significant portion of the Fund's total investments consist of U.S. high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities.

Emerging market and high yield investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Net Assets and the differences could be material.

On June 21, 2004, the Board of Directors declared a distribution of $0.135 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

H.  SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                        VOTES IN                   VOTES
                                        FAVOR OF                   AGAINST
--------------------------------------------------------------------------------
Wayne E. Hedien                          3,842,590                  55,730
James F. Higgins                         3,842,590                  55,730
Dr. Manuel H. Johnson                    3,842,590                  55,730

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

  Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

  Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

  The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

  In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

  Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Global Opportunity Bond Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not Applicable

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Global Opportunity Bond Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004